Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Pacer American Energy Independence ETF
Shareholder Report [Line Items]
Fund Name	Pacer American Energy Independence ETF
Class Name	Pacer American Energy Independence ETF
Trading Symbol	USAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer American Energy Independence ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer American Energy Independence ETF	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The transportation of oil and gas through pipelines remains critical to the energy infrastructure in the US. This year saw that play out with pipeline companies performing well. Companies plan on increasing the flow as demand continues in the US and the world as the US plans on exporting more oil and gas.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/12/2017)
Pacer American Energy Independence ETF NAV	40.90	17.41	12.07
S&P 500 TR	38.02	15.27	13.61
American Energy Independence Total Return Index	42.44	18.78	13.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 63,905,674
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 400,222
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$63,905,674
Number of Holdings	27
Net Advisory Fee	$400,222
Portfolio Turnover	22%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%

Holdings [Text Block]

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	16.2%
Williams Cos., Inc.	8.0%
Kinder Morgan, Inc.	7.8%
TC Energy Corp.	7.6%
ONEOK, Inc.	7.1%
Energy Transfer LP	7.0%
Enbridge, Inc.	6.9%
Targa Resources Corp.	4.4%
Cheniere Energy, Inc.	4.3%
Pembina Pipeline Corp.	4.2%

Top Sectors**	(%)
Energy	99.6%
Cash & Other	0.4%
[1]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Digital Entertainment ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Digital Entertainment ETF
Class Name	Pacer BlueStar Digital Entertainment ETF
Trading Symbol	ODDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Digital Entertainment ETF	$72	0.60%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	FACTORS INFLUENCING FUND PERFORMANCE The market for gaming, eSports and gambling continues to expand in the US and around the world and the fund has been able to take advantage of this growing trend.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/07/2022)
Pacer BlueStar Digital Entertainment ETF NAV	38.38	8.54
S&P GLOBAL 1200 (TR)	34.17	10.04
BlueStar Global Online Gambling Video Gaming and eSports NTR	39.84	9.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 959,624
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 5,176
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$959,624
Number of Holdings	44
Net Advisory Fee	$5,176
Portfolio Turnover	49%
30-Day SEC Yield	0.43%
30-Day SEC Yield Unsubsidized	0.43%

Holdings [Text Block]

Top Holdings	(%)
Tencent Holdings Ltd.	8.5%
Flutter Entertainment PLC	8.0%
Evolution AB	7.6%
DraftKings, Inc.	7.2%
AppLovin Corp. - Class A	4.2%
La Francaise des Jeux SAEM	3.9%
Entain PLC	3.1%
Nintendo Co. Ltd.	3.0%
NetEase, Inc.	2.9%
Advanced Micro Devices, Inc.	2.8%

Top Sectors**	(%)
Consumer Discretionary	51.1%
Communication Services	37.8%
Information Technology	9.8%
Cash & Other	1.3%

Top Ten Countries	(%)
United States	29.4%
China	12.9%
Sweden	10.8%
Japan	9.8%
Ireland	8.3%
France	5.1%
Australia	4.2%
United Kingdom	3.4%
IM	2.6%
Cash & Other	13.5%
[2]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Engineering the Future ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Engineering the Future ETF
Class Name	Pacer BlueStar Engineering the Future ETF
Trading Symbol	BULD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Engineering the Future ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The market for robotics and automation, along with the increased spending on AI continues to expand and receive continued investment dollars in the US and around the world and the fund has been able to take advantage of this trend.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/04/2022)
Pacer BlueStar Engineering the Future ETF NAV	16.48	0.22
S&P GLOBAL 1200 (TR)	34.17	12.36
S&P GLOBAL 1200 - Industrials Sector TR	36.38	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 821,958
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 5,436
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$821,958
Number of Holdings	53
Net Advisory Fee	$5,436
Portfolio Turnover	19%
30-Day SEC Yield	0.19%
30-Day SEC Yield Unsubsidized	0.19%

Holdings [Text Block]

Top Holdings	(%)
Autodesk, Inc.	11.2%
Siemens AG	6.0%
ASML Holding NV	5.7%
Dassault Systemes SE	5.6%
Applied Materials, Inc.	5.0%
Ansys, Inc.	4.8%
Proto Labs, Inc.	4.3%
Renishaw PLC	4.3%
Stratasys Ltd.	3.9%
Keyence Corp.	3.9%

Top Sectors**	(%)
Information Technology	72.8%
Industrials	24.6%
Consumer Discretionary	1.5%
Health Care	1.0%
Cash & Other	0.1%

Top Ten Countries	(%)
United States	55.5%
Japan	13.3%
Germany	7.4%
Netherlands	7.2%
France	5.6%
United Kingdom	4.3%
Israel	3.7%
Sweden	1.0%
Belgium	0.5%
Cash & Other	1.5%
[3]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Developed Markets Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Class Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Trading Symbol	EAFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets Cash Cows Growth Leaders ETF	$40	0.65%
[4]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The market for high free cash flow companies and growth companies around the world continues to grow and EAFG is well positioned to maximize returns based on these trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/20/2025)
Pacer Developed Markets Cash Cows Growth Leaders ETF NAV	-1.78
MSCI THE WORLD INDEX Net (USD)	7.81
MSCI EAFE Net (USD)	2.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 488,796
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 2,886
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$488,796
Number of Holdings	100
Net Advisory Fee	$2,886
Portfolio Turnover	33%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.62%

Holdings [Text Block]

Top Holdings	(%)
Pro Medicus Ltd.	3.5%
Recruit Holdings Co. Ltd.	3.2%
ZOZO, Inc.	2.3%
Singapore Telecommunications Ltd.	2.1%
Kansai Electric Power Co., Inc.	2.1%
Konami Holdings Corp.	2.0%
Prosus NV	2.0%
Tele2 AB - Class B	1.9%
AstraZeneca PLC	1.9%
WiseTech Global Ltd.	1.8%

Top Sectors**	(%)
Communication Services	20.4%
Consumer Discretionary	18.0%
Information Technology	17.8%
Health Care	16.4%
Industrials	14.4%
Utilities	5.5%
Consumer Staples	3.4%
Materials	2.4%
Energy	1.3%
Cash & Other	0.4%
[5]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metarus Nasdaq 100 Dividend Multiplier 600 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Class Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Trading Symbol	QSIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$6	0.62%
[6]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF (QSIX) was launched in September 2024. The ETF has performed as expected since its IPO. The fund is still in the seed capital stage. The fund will declare its first quarterly distribution at the end of December 2024. Pacer expects the fund to meet its 6x target rate versus the Nasdaq-100 Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/23/2025)
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV	0.54
S&P 500 TR	-0.13
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600	0.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 6,392,122
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 3,918
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,392,122
Number of Holdings	103
Net Advisory Fee	$3,918
Portfolio Turnover	0%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%

Holdings [Text Block]

Top Holdings	(%)
Apple, Inc.	7.9%
Nvidia Corp.	7.5%
Microsoft Corp.	7.0%
Broadcom, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.5%
Amazon.com, Inc.	4.5%
Tesla Motors, Inc.	2.8%
Alphabet, Inc. - Class A	2.3%
Costco Wholesale Corp.	2.3%
Alphabet, Inc. - Class C	2.2%

Top Sectors**	(%)
Information Technology	44.8%
Communication Services	14.7%
Consumer Discretionary	12.1%
Consumer Staples	5.3%
Health Care	5.2%
Industrials	4.1%
Materials	1.3%
Utilities	1.3%
Financials	0.5%
Cash & Other	10.7%

Top Ten Countries	(%)
United States	87.5%
Netherlands	0.8%
Uruguay	0.6%
Ireland	0.5%
United Kingdom	0.3%
BRITAIN	0.2%
Canada	0.2%
Australia	0.2%
Cash & Other	9.7%
[7]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Class Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Trading Symbol	QDPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$74	0.63%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
FUND DESCRIPTION AND INVESTMENT STRATEGY
The fund experienced no noteworthy issues during the year and the key factor driving performance was the overall strong growth in the S&P 500 Index. From a total return perspective, QDPL captured over 90% of the S&P 500 total return, while doing so with lower overall volatility.   We expect the 2024 distributions to maintain tax efficiency comparable to FY2023.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/12/2021)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV	34.25	9.10
S&P 500 TR	38.02	9.96
Metaurus US Large Cap Target Dividend Total Return - Series 400	34.68	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 594,106,177
Holdings Count | $ / shares	515
Advisory Fees Paid, Amount	$ 2,202,966
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$594,106,177
Number of Holdings	515
Net Advisory Fee	$2,202,966
Portfolio Turnover	7%
30-Day SEC Yield	0.95%
30-Day SEC Yield Unsubsidized	0.95%

Holdings [Text Block]

Top Holdings	(%)
Apple, Inc.	6.4%
Nvidia Corp.	6.1%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.3%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.5%
Berkshire Hathaway, Inc. - Class B	1.5%
Broadcom, Inc.	1.5%
United States Treasury Note/Bond	1.4%

Top Sectors**	(%)
Information Technology	28.4%
Financials	12.0%
Health Care	10.0%
Consumer Discretionary	9.0%
Government	8.3%
Communication Services	8.2%
Industrials	7.6%
Consumer Staples	5.2%
Energy	3.0%
Cash & Other	8.3%
[8]
Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.79% to 0.60%, effective February 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/.
Pacer Swan SOS Conservative (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (April) ETF
Class Name	Pacer Swan SOS Conservative (April) ETF
Trading Symbol	PSCW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (April) ETF	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Conservative (April) ETF NAV	19.66	6.24
S&P 500 TR	38.02	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 37,769,434
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 156,892
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$37,769,434
Number of Holdings	4
Net Advisory Fee	$156,892
Portfolio Turnover	10%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	100.7%
Written Options	-1.8%
Cash & Other	1.1%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.75	99.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92	1.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $366.15	-0.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $608.28	-1.5%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (January) ETF
Class Name	Pacer Swan SOS Conservative (January) ETF
Trading Symbol	PSCX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (January) ETF	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Conservative (January) ETF NAV	19.74	7.54
S&P 500 TR	38.02	13.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 19,732,854
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 112,991
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,732,854
Number of Holdings	4
Net Advisory Fee	$112,991
Portfolio Turnover	2%
30-Day SEC Yield	(0.55)%
30-Day SEC Yield Unsubsidized	(0.55)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	106.1%
Written Options	-7.1%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.23	105.8%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $451.54	0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $332.72	-0.1%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $542.80	-7.0%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (July) ETF
Class Name	Pacer Swan SOS Conservative (July) ETF
Trading Symbol	PSCJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (July) ETF	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Conservative (July) ETF NAV	22.80	7.58
S&P 500 TR	38.02	10.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 37,236,832
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 115,227
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$37,236,832
Number of Holdings	4
Net Advisory Fee	$115,227
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	101.2%
Written Options	-2.1%
Cash & Other	0.9%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.99	98.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01	2.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $380.95	-0.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.00	-1.6%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (October) ETF
Class Name	Pacer Swan SOS Conservative (October) ETF
Trading Symbol	PSCQ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (October) ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Conservative (October) ETF NAV	16.24	8.01
S&P 500 TR	38.02	11.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 14,957,932
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 56,838
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,957,932
Number of Holdings	4
Net Advisory Fee	$56,838
Portfolio Turnover	0%
30-Day SEC Yield	(0.54)%
30-Day SEC Yield Unsubsidized	(0.54)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	101.8%
Written Options	-2.7%
Cash & Other	0.9%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.31	98.0%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07	3.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $401.63	-0.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $641.18	-1.9%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (April) ETF
Class Name	Pacer Swan SOS Flex (April) ETF
Trading Symbol	PSFM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (April) ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Flex (April) ETF NAV	22.39	9.98
S&P 500 TR	38.02	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 24,645,018
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 144,162
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$24,645,018
Number of Holdings	5
Net Advisory Fee	$144,162
Portfolio Turnover	4%
30-Day SEC Yield	(0.57)%
30-Day SEC Yield Unsubsidized	(0.57)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	101.8%
Written Options	-2.4%
Cash & Other	0.6%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.86	99.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $313.84	0.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $418.46	-1.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $609.53	-1.5%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (January) ETF
Class Name	Pacer Swan SOS Flex (January) ETF
Trading Symbol	PSFD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (January) ETF	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Flex (January) ETF NAV	25.23	12.57
S&P 500 TR	38.02	13.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 47,066,984
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 246,897
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$47,066,984
Number of Holdings	5
Net Advisory Fee	$246,897
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	0.0%
Written Options	0.0%
Cash & Other	0.6%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.32	105.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $285.19	0.1%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $380.25	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $548.65	-6.1%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (July) ETF
Class Name	Pacer Swan SOS Flex (July) ETF
Trading Symbol	PSFJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETFfor the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (July) ETF	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Flex (July) ETF NAV	24.30	10.46
S&P 500 TR	38.02	10.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 27,112,908
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 169,959
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$27,112,908
Number of Holdings	5
Net Advisory Fee	$169,959
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	0.0%
Written Options	0.0%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.10	99.0%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $326.53	0.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.32	-1.6%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $435.38	-1.8%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (October) ETF
Class Name	Pacer Swan SOS Flex (October) ETF
Trading Symbol	PSFO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (October) ETF	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Flex (October) ETF NAV	17.90	10.71
S&P 500 TR	38.02	11.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 14,738,298
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 96,539
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,738,298
Number of Holdings	5
Net Advisory Fee	$96,539
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	103.5%
Written Options	-4.6%
Cash & Other	1.1%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.43	97.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76	5.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $344.26	0.5%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $650.13	-1.5%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $459.01	-3.1%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Fund of Funds ETF
Class Name	Pacer Swan SOS Fund of Funds ETF
Trading Symbol	PSFF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETFfor the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Fund of Funds ETF	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS Fund of Funds (PSFF) performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the Fund rotated its exposure to emphasize those ETFs with favorable risk/return characteristics. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago. Moreover, the Conservative funds had more attractive upside/downside risk characteristics than the more aggressive Flex series and were therefore favored in PSFF.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Pacer Swan SOS Fund of Funds ETF NAV	20.19	9.42
S&P 500 TR	38.02	13.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 377,740,897
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 408,105
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$377,740,897
Number of Holdings	12
Net Advisory Fee	$408,105
Portfolio Turnover	0%
30-Day SEC Yield	(0.10)%
30-Day SEC Yield Unsubsidized	(0.10)%

Holdings [Text Block]

Security Type	(%)
Affiliated Exchange Traded Funds	99.5%
Cash & Other	0.5%

Top 10 Securities	(%)
Pacer Swan SOS Moderate (July) ETF	16.9%
Pacer Swan SOS Moderate (January) ETF	15.6%
Pacer Swan SOS Moderate (April) ETF	14.5%
Pacer Swan SOS Moderate (October) ETF	9.8%
Pacer Swan SOS Conservative (April) ETF	8.9%
Pacer Swan SOS Conservative (July) ETF	8.6%
Pacer Swan SOS Flex (January) ETF	6.5%
Pacer Swan SOS Flex (July) ETF	4.7%
Pacer Swan SOS Flex (April) ETF	4.0%
Pacer Swan SOS Conservative (January) ETF	3.9%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.18% to 0.12%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (April) ETF
Class Name	Pacer Swan SOS Moderate (April) ETF
Trading Symbol	PSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (April) ETF	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Moderate (April) ETF NAV	19.06	8.19
S&P 500 TR	38.02	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 71,072,548
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 374,361
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$71,072,548
Number of Holdings	4
Net Advisory Fee	$374,361
Portfolio Turnover	24%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	101.9%
Written Options	-2.7%
Cash & Other	0.8%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.81	100.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.12	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61	-0.6%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $600.38	-2.1%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (January) ETF
Class Name	Pacer Swan SOS Moderate (January) ETF
Trading Symbol	PSMD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (January) ETF	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Moderate (January) ETF NAV	19.93	9.14
S&P 500 TR	38.02	13.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 68,101,982
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 405,300
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$68,101,982
Number of Holdings	4
Net Advisory Fee	$405,300
Portfolio Turnover	2%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	106.6%
Written Options	-7.6%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.28	106.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.36	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $404.01	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $540.19	-7.4%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (July) ETF
Class Name	Pacer Swan SOS Moderate (July) ETF
Trading Symbol	PSMJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (July) ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Moderate (July) ETF NAV	21.30	9.66
S&P 500 TR	38.02	10.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 78,679,700
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 405,424
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$78,679,700
Number of Holdings	4
Net Advisory Fee	$405,424
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	102.3%
Written Options	-3.3%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.04	99.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.27	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59	-1.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $619.54	-2.1%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (October) ETF
Class Name	Pacer Swan SOS Moderate (October) ETF
Trading Symbol	PSMO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (October) ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Moderate (October) ETF NAV	15.64	9.42
S&P 500 TR	38.02	11.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 65,649,108
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 285,159
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$65,649,108
Number of Holdings	4
Net Advisory Fee	$285,159
Portfolio Turnover	0%
30-Day SEC Yield	(0.55)%
30-Day SEC Yield Unsubsidized	(0.55)%

Holdings [Text Block]

Security Type	(%)
Purchased Options	103.2%
Written Options	-4.0%
Cash & Other	0.8%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.37	98.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.82	5.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $640.55	-1.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70	-2.1%

Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/

[1]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from March 20, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[5]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from September 23, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[7]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.